UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
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(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
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(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/07

Date of reporting period: 06/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
Bradeley Pharmaceuticals        BDY    104576103 07/18/06 Election of Directors                  Issuer      Yes   For     Yes

Dell                            DELL   24702R101 07/21/06 Election of Directors                  Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/21/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/21/06 Global human rights standard           Shareholder Yes   Against Yes
Dell                            DELL   24702R101 07/21/06 Declaration of dividend                Shareholder Yes   Against Yes

JAKKs Pacific                   JAKK   47012E106 09/15/06 Election of Directors                  Issuer      Yes   For     Yes
JAKKs Pacific                   JAKK   47012E106 09/15/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
JAKKs Pacific                   JAKK   47012E106 09/15/06 Ratification of other measures         Issuer      Yes   Against No

Microsoft                       MSFT   594918104 11/14/06 Election of Directors                  Issuer      Yes   For     Yes
Microsoft                       MSFT   594918104 11/14/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Microsoft                       MSFT   594918104 11/14/06 Restrict selling foreign governments   Shareholder Yes   Against Yes
Microsoft                       MSFT   594918104 11/14/06 Sexual Orientation in EEO policy       Shareholder Yes   Against Yes
Microsoft                       MSFT   594918104 11/14/06 Hiring of proxy advisor                Shareholder Yes   Against Yes

Mellon Financial                MEL    58551A108 04/17/07 Election of Directors                  Issuer      Yes   For     Yes
Mellon Financial                MEL    58551A108 04/17/07 Ammend by-laws                         Issuer      Yes   For     Yes
Mellon Financial                MEL    58551A108 04/17/07 Ammend incentive plan                  Issuer      Yes   For     Yes
Mellon Financial                MEL    58551A108 04/17/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Anheuser-Busch Companies        BUD    035229103 04/25/07 Election of Directors                  Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/25/07 Approve equity and incentive plan      Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/25/07 Approve employee stock purchase plan   Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/25/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/25/07 Report on charitable contributinos     Shareholder Yes   Against Yes

Consolidated-Tomoka Land        CTO    210226106 04/25/07 Election of Directors                  Issuer      Yes   For     Yes

Pfizer                          PFE    717081103 04/26/07 Election of Directors                  Issuer      Yes   For     Yes
Pfizer                          PFE    717081103 04/26/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Pfizer                          PFE    717081103 04/26/07 Adopt cumulative voting                Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/26/07 Report on animal experimentation       Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/26/07 Ammend policy on lab animals           Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/26/07 Qualifications for Director nominees   Shareholder Yes   Against Yes

El Paso                         EP     28336L109 05/24/07 Election of Directors                  Issuer      Yes   For     Yes
El Paso                         EP     28336L109 05/24/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
El Paso                         EP     28336L109 05/24/07 Special stockholder meetings           Shareholder Yes   For     No
El Paso                         EP     28336L109 05/24/07 Policy-abandoning decisions            Shareholder Yes   For     No

Superior Industries Int'l.      SUP    868168105 05/24/07 Election of Directors                  Issuer      Yes   For     Yes
Superior Industries Int'l.      SUP    868168105 05/24/07 Change voting standard for Directos    Shareholder Yes   Against Yes

Wal-Mart Stroes                 WMT    931142103 06/01/07 Election of Directors                  Issuer      Yes   For     Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Charitable contributions report        Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Universal heath care policy            Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Pay-for-superior performance           Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Equity compensation glass ceiling      Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Compensation disparity                 Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Business social responsibility report  Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Executive compensation vote            Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Political contributions report         Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Social and reputation impact report    Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Cumulative voting                      Shareholder Yes   Against Yes
Wal-Mart Stroes                 WMT    931142103 06/01/07 Qualifications for Director nominee    Shareholder Yes   Against Yes

General Motors                  GM     370442105 06/05/07 Election of Directors                  Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/05/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/05/07 2007 Annual Incentive Plan             Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/05/07 2007 Long-term Incentive Plan          Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/05/07 Disclosure of political contributions  Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Limit on Directorships                 Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Greenhouse gas emissions               Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Adopt cumulative voting                Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Stockholder approval of "Poison Pill"  Shareholder Yes   For     No
General Motors                  GM     370442105 06/05/07 Special stockholder meetings           Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Performance-based equity compensation  Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Recouping unearned incentive bonuses   Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Optimum board size                     Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/05/07 Simple majority vote                   Shareholder Yes   For     No

Gap                             GPS    364760108 06/05/07 Election of Directors                  Issuer      Yes   For     Yes
Gap                             GPS    364760108 06/05/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Chesapeake Energy               CHK    165167107 06/08/07 Election of Directors                  Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/08/07 Ammend long-term incentive plan        Issuer      Yes   For     Yes
Chesapeake Energy               CHK    165167107 06/08/07 Ammend stock award plan for Directors  Issuer      Yes   For     Yes

Cavco Industries                CVCO   149568107 06/26/07 Election of Directors                  Issuer      Yes   For     Yes
Cavco Industries                CVCO   149568107 06/26/07 Ratification of Independent Auditors   Issuer      Yes   For     Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FOresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  7/18/07